UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

QS

GLOBAL MARKET

NEUTRAL FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the six-month period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	QS Global Market Neutral Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade.…Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016.…If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

QS Global Market Neutral Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexix gained 10.12%.

IV	QS Global Market Neutral Fund

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexx, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexxi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexxii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities also started the reporting period on a weak note, but then rallied. Developed market equities, as measured by the MSCI EAFE Index,xv declined during the first two months of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last four months of the period returning 6.48% for the six months ended March 31, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities also started the reporting period on a weak note and then rallied sharply. All told, the MSCI Emerging Markets Indexxvi generated a 6.80% return over the reporting period.

Performance review

For the six months ended March 31, 2017, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned 4.68%. The Fund’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexxvii, returned 0.20% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Average1 returned 1.88% over the same time frame.

Performance Snapshot as of March 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Global Market Neutral Fund:
Class A	4.68%
Class I	4.77%
Class IS	4.87%
Citigroup 3-Month U.S. Treasury Bill Index	0.20%
Lipper Alternative Equity Market Neutral Funds Category Average[1]	1.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 99 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Market Neutral Fund	V

Investment commentary (cont’d)

charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 6.67%, 6.43% and 6.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses, fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive

VI	QS Global Market Neutral Fund

return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions.

The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with REITs, MLPs and investing in securities issued by other investment companies, including ETFs. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Global Market Neutral Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

VIII	QS Global Market Neutral Fund

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*	The bar graph above represents the composition of the Fund’s securities sold short as of March 31, 2017 and September 30, 2016 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s securities sold short is subject to change at any time.

QS Global Market Neutral Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	4.68%	$1,000.00	$1,046.80	3.51%	$17.91	Class A	5.00%	$1,000.00	$1,007.43	3.51%	$17.57
Class I	4.77	1,000.00	1,047.70	3.21	16.39	Class I	5.00	1,000.00	1,008.93	3.21	16.08
Class IS	4.87	1,000.00	1,048.70	3.18	16.24	Class IS	5.00	1,000.00	1,009.08	3.18	15.93

2	QS Global Market Neutral Fund 2017 Semi-Annual Report

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Global Market Neutral Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 94.6%
Consumer Discretionary — 18.6%
Auto Components — 3.0%
Grammer AG	351	$21,543	(a)
Keihin Corp.	1,700	27,959	(a)
Lear Corp.	248	35,112	(b)
Sumitomo Rubber Industries Ltd.	2,500	42,744	(a)
Toyota Boshoku Corp.	1,600	37,219	(a)
Unipres Corp.	1,700	35,605	(a)
Total Auto Components		200,182
Automobiles — 0.6%
Fiat Chrysler Automobiles NV	1,533	16,671	*(a)
Suzuki Motor Corp.	500	20,818	(a)
Total Automobiles		37,489
Distributors — 0.6%
Inchcape PLC	3,962	41,836	(a)(b)
Hotels, Restaurants & Leisure — 2.2%
Aristocrat Leisure Ltd.	3,426	47,009	(a)
Autogrill SpA	1,775	17,628	(a)
Kindred Group PLC	4,723	48,897	(a)
Restaurant Brands International Inc.	600	33,423	(b)
Total Hotels, Restaurants & Leisure		146,957
Household Durables — 3.2%
Bellway PLC	814	27,586	(a)(b)
Crest Nicholson Holdings PLC	2,761	18,803	(a)
Electrolux AB, Class B Shares	1,426	39,654	(a)
Forbo Holding AG, Registered Shares	24	36,740	*(a)
Persimmon PLC	2,092	54,936	(a)(b)
SodaStream International Ltd.	607	29,397	*(b)
Total Household Durables		207,116
Internet & Direct Marketing Retail — 0.3%
Start Today Co., Ltd.	900	19,902	(a)
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	1,300	38,948	(a)
Sega Sammy Holdings Inc.	2,600	34,906	(a)
Total Leisure Products		73,854
Media — 0.9%
Cogeco Communications Inc.	300	16,028
Mediaset Espana Comunicacion SA	3,335	42,949	(a)
Total Media		58,977

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Multiline Retail — 0.7%
Big Lots Inc.	552	$26,871	(b)
Kohl’s Corp.	418	16,641	(b)
Total Multiline Retail		43,512
Specialty Retail — 5.7%
American Eagle Outfitters Inc.	1,859	26,082	(b)
Best Buy Co. Inc.	370	18,186	(b)
Big 5 Sporting Goods Corp.	2,383	35,983	(b)
Children’s Place Inc.	421	50,541	(b)
Finish Line Inc., Class A Shares	2,015	28,673	(b)
Foot Locker Inc.	550	41,146	(b)
Francesca’s Holdings Corp.	1,849	28,382	*(b)
JD Sports Fashion PLC	9,802	47,288	(a)
Nishimatsuya Chain Co., Ltd.	2,300	25,946	(a)
Pier 1 Imports Inc.	4,908	35,141	(b)
Urban Outfitters Inc.	509	12,094	*(b)
WH Smith PLC	1,161	25,808	(a)
Total Specialty Retail		375,270
Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings Ltd.	576	21,951	*(b)
Total Consumer Discretionary		1,227,046
Consumer Staples — 7.1%
Beverages — 1.4%
Coca-Cola HBC AG, Class DI Shares	1,630	42,091	*(a)(b)
Fevertree Drinks PLC	2,468	46,591	(a)
Total Beverages		88,682
Food & Staples Retailing — 1.9%
Kobe Bussan Co., Ltd.	800	30,918	(a)
Tesco PLC	13,806	32,112	*(a)(b)
Wal-Mart Stores Inc.	530	38,202	(b)
William Morrison Supermarkets PLC	8,678	26,096	(a)(b)
Total Food & Staples Retailing		127,328
Food Products — 2.9%
Grieg Seafood ASA	3,049	22,866	(a)
Maple Leaf Foods Inc.	1,800	43,692
Megmilk Snow Brand Co., Ltd.	800	22,050	(a)
Nichirei Corp.	1,600	39,610	(a)
Omega Protein Corp.	733	14,697	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Food Products — continued
Saputo Inc.	900	$31,057	(b)
Suedzucker AG	765	19,183	(a)
Total Food Products		193,155
Personal Products — 0.6%
Nu Skin Enterprises Inc., Class A Shares	328	18,217	(b)
YA-MAN Ltd.	400	19,225	(a)
Total Personal Products		37,442
Tobacco — 0.3%
Imperial Brands PLC	434	21,050	(a)(b)
Total Consumer Staples		467,657
Energy — 7.2%
Energy Equipment & Services — 2.1%
Enerflex Ltd.	2,600	37,108
Ensign Energy Services Inc.	2,800	16,781
Subsea 7 SA	3,532	54,765	*(a)
Unit Corp.	1,413	34,138	*(b)
Total Energy Equipment & Services		142,792
Oil, Gas & Consumable Fuels — 5.1%
Alliance Resource Partners LP	1,790	38,754	(b)
Bonavista Energy Corp.	9,700	25,237
Delek US Holdings Inc.	692	16,795	(b)
Idemitsu Kosan Co., Ltd.	1,400	48,803	(a)
JX Holdings Inc.	9,800	48,315	(a)
OMV AG	910	35,809	(a)
Paramount Resources Ltd., Class A Shares	1,500	19,153	*
Repsol SA	1,565	24,166	(a)
Saras SpA	22,359	42,645	(a)
Showa Shell Sekiyu KK	3,500	35,511	(a)
Total Oil, Gas & Consumable Fuels		335,188
Total Energy		477,980
Financials — 9.2%
Banks — 3.2%
ABN AMRO Group NV, CVA	738	17,902	(a)
Bank Hapoalim B.M.	6,881	41,918	(a)
BNP Paribas SA	643	42,829	(a)
Canadian Imperial Bank of Commerce	500	43,114	(b)
KBC Group NV	590	39,146	(a)
Societe Generale SA	489	24,869	(a)
Total Banks		209,778

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Capital Markets — 0.7%
Daiwa Securities Group Inc.	5,000	$30,548	(a)
State Street Corp.	229	18,231	(b)
Total Capital Markets		48,779
Consumer Finance — 0.4%
Capital One Financial Corp.	259	22,445	(b)
Insurance — 4.3%
AEGON NV	7,534	38,332	(a)
Allianz SE, Registered Shares	207	38,344	(a)
Ambac Financial Group Inc.	1,021	19,256	*(b)
Delta Lloyd NV	6,813	38,825	(a)
Manulife Financial Corp.	900	15,965	(b)
Prudential Financial Inc.	235	25,070	(b)
Reinsurance Group of America Inc.	129	16,380	(b)
Standard Life PLC	8,550	38,035	(a)(b)
Swiss Re AG	389	34,935	(a)
Tokio Marine Holdings Inc.	500	21,170	(a)
Total Insurance		286,312
Thrifts & Mortgage Finance — 0.6%
Genworth MI Canada Inc.	1,500	41,475
Total Financials		608,789
Health Care — 6.3%
Biotechnology — 0.5%
Amgen Inc.	210	34,455	(b)
Health Care Equipment & Supplies — 1.9%
AngioDynamics Inc.	955	16,569	*(b)
Baxter International Inc.	675	35,006	(b)
Masimo Corp.	561	52,319	*(b)
Orthofix International NV	628	23,958	*(b)
Total Health Care Equipment & Supplies		127,852
Health Care Providers & Services — 2.7%
Express Scripts Holding Co.	554	36,514	*(b)
HCA Holdings Inc.	443	39,423	*(b)
McKesson Corp.	150	22,239	(b)
Miraca Holdings Inc.	800	36,871	(a)
WellCare Health Plans Inc.	296	41,502	*(b)
Total Health Care Providers & Services		176,549
Life Sciences Tools & Services — 0.3%
ICON PLC	201	16,024	*(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Pharmaceuticals — 0.9%
H. Lundbeck A/S	948	$43,979	(a)
Indivior PLC	4,377	17,664	(a)
Total Pharmaceuticals		61,643
Total Health Care		416,523
Industrials — 17.6%
Aerospace & Defense — 1.3%
Dassault Aviation SA	19	24,172	(a)
Moog Inc., Class A Shares	300	20,205	*(b)
Qinetiq Group PLC	11,884	41,553	(a)
Total Aerospace & Defense		85,930
Airlines — 0.8%
Qantas Airways Ltd.	17,410	51,720	(a)
Building Products — 1.0%
Nichias Corp.	2,000	20,110	(a)
Owens Corning	683	41,916	(b)
Total Building Products		62,026
Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	1,673	22,000	*(b)
Intrum Justitia AB	751	28,060	(a)
Knoll Inc.	732	17,429	(b)
Quad Graphics Inc.	1,302	32,862	(b)
Total Commercial Services & Supplies		100,351
Construction & Engineering — 3.2%
ACS Actividades de Construccion y Servicios SA	1,099	37,397	(a)
CIMIC Group Ltd.	1,012	27,750	(a)
FLSmidth & Co. A/S, Class B Shares	678	36,246	(a)
Hochtief AG	302	49,934	(a)
NCC AB, Class B Shares	861	21,284	(a)
Nishimatsu Construction Co., Ltd.	8,000	39,476	(a)
Total Construction & Engineering		212,087
Electrical Equipment — 1.8%
ABB Ltd., Registered Shares	785	18,359	*(a)
Furukawa Electric Co., Ltd.	500	18,006	(a)
Gamesa Corp. Tecnologica SA	998	23,615	(a)
Melrose Industries PLC	6,284	17,583	(a)
Vestas Wind Systems A/S	520	42,322	(a)
Total Electrical Equipment		119,885

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Industrial Conglomerates — 0.7%
Siemens AG, Registered Shares	319	$43,698	(a)
Machinery — 1.2%
Ryobi Ltd.	6,000	26,143	(a)
Wabash National Corp.	2,534	52,429	(b)
Total Machinery		78,572
Marine — 0.3%
Mitsui O.S.K. Lines Ltd.	6,000	18,930	(a)
Professional Services — 1.3%
Adecco Group AG, Registered Shares	235	16,694	(a)
Insperity Inc.	201	17,818	(b)
Meitec Corp.	600	24,397	(a)
Navigant Consulting Inc.	1,259	28,781	*(b)
Total Professional Services		87,690
Trading Companies & Distributors — 3.5%
Ashtead Group PLC	1,444	29,891	(a)(b)
Kloeckner & Co. SE	2,520	27,246	*(a)
Mitsubishi Corp.	1,500	32,486	(a)
Mitsui & Co., Ltd.	1,900	27,594	(a)
MRC Global Inc.	825	15,122	*(b)
Russel Metals Inc.	2,200	43,045
Sumitomo Corp.	2,700	36,383	(a)
Toyota Tsusho Corp.	700	21,250	(a)
Total Trading Companies & Distributors		233,017
Transportation Infrastructure — 1.0%
Aena SA	274	43,351	(a)
Flughafen Zuerich AG, Registered Shares	113	24,090	(a)
Total Transportation Infrastructure		67,441
Total Industrials		1,161,347
Information Technology — 12.3%
Communications Equipment — 0.3%
F5 Networks Inc.	149	21,243	*(b)
Electronic Equipment, Instruments & Components — 1.6%
Celestica Inc.	2,500	36,358	*
Corning Inc.	1,157	31,239	(b)
Electrocomponents PLC	6,582	38,935	(a)
Total Electronic Equipment, Instruments & Components		106,532

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Internet Software & Services — 1.2%
Auto Trader Group PLC	8,918	$43,834	(a)(b)
CROOZ Inc.	1,200	36,859	(a)
Total Internet Software & Services		80,693
IT Services — 1.1%
ITOCHU Techno-Solutions Corp.	1,400	41,173	(a)
Nihon Unisys Ltd.	2,200	30,074	(a)
Total IT Services		71,247
Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials Inc.	499	19,411	(b)
BE Semiconductor Industries NV	545	22,220	(a)
Entegris Inc.	2,482	58,079	*(b)
KLA-Tencor Corp.	232	22,056	(b)
QUALCOMM Inc.	590	33,831	(b)
Sanken Electric Co., Ltd.	3,000	13,246	*(a)
Semtech Corp.	638	21,564	*(b)
Silicon Laboratories Inc.	308	22,653	*(b)
Teradyne Inc.	1,051	32,686	(b)
Texas Instruments Inc.	215	17,320	(b)
Tokyo Electron Ltd.	500	54,747	(a)
Ulvac Inc.	1,100	51,420	(a)
Total Semiconductors & Semiconductor Equipment		369,233
Software — 1.4%
CDK Global Inc.	269	17,488	(b)
Check Point Software Technologies Ltd.	216	22,175	*(b)
Citrix Systems Inc.	219	18,262	*(b)
Nuance Communications Inc.	1,992	34,481	*(b)
Total Software		92,406
Technology Hardware, Storage & Peripherals — 1.1%
HP Inc.	2,455	43,895	(b)
Xerox Corp.	3,431	25,184	(b)
Total Technology Hardware, Storage & Peripherals		69,079
Total Information Technology		810,433
Materials — 10.7%
Chemicals — 1.7%
Celanese Corp., Series A Shares	268	24,080	(b)
Sumitomo Bakelite Co., Ltd.	7,000	42,208	(a)
Tronox Ltd., Class A Shares	2,625	48,431	(b)
Total Chemicals		114,719

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Metals & Mining — 8.1%
Acacia Mining PLC	7,557	$42,413	(a)
Anglo American PLC	2,749	41,670	*(a)(b)
Barrick Gold Corp.	2,600	49,386	(b)
BHP Billiton PLC	1,076	16,689	(a)(b)
BlueScope Steel Ltd.	1,714	16,038	(a)
Daido Steel Co., Ltd.	6,000	28,734	(a)
Evraz PLC	6,002	16,267	*(a)
Fortescue Metals Group Ltd.	5,479	26,045	(a)
Glencore PLC	10,139	39,857	*(a)(b)
HudBay Minerals Inc.	3,300	21,688
Outokumpu OYJ	1,684	16,421	(a)
Rio Tinto PLC	953	38,360	(a)(b)
Sandfire Resources NL	5,399	26,290	(a)
SSAB AB, Class A Shares	11,078	43,912	*(a)
Teck Resources Ltd., Class B Shares	800	17,494
TimkenSteel Corp.	1,964	37,139	*(b)
United States Steel Corp.	484	16,364	(b)
Vedanta Resources PLC	4,053	41,228	(a)
Total Metals & Mining		535,995
Paper & Forest Products — 0.9%
Oji Holdings Corp.	7,000	32,821	(a)
UPM-Kymmene OYJ	1,075	25,298	(a)
Total Paper & Forest Products		58,119
Total Materials		708,833
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 2.5%
CBL & Associates Properties Inc.	3,719	35,479	(b)
Granite Real Estate Investment Trust	1,100	38,479
Mirvac Group	23,703	39,654	(a)
Ramco-Gershenson Properties Trust	2,505	35,120	(b)
STORE Capital Corp.	693	16,549	(b)
Total Equity Real Estate Investment Trusts (REITs)		165,281
Real Estate Management & Development — 0.7%
LendLease Group	3,696	43,972	(a)
Total Real Estate		209,253
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	500	21,358	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security		Shares	Value
Wireless Telecommunication Services — 1.0%
KDDI Corp.		1,300	$34,157	(a)
NTT DoCoMo Inc., ADR		1,250	29,188	(b)
Total Wireless Telecommunication Services			63,345
Total Telecommunication Services			84,703
Utilities — 1.1%
Electric Utilities — 1.0%
Endesa SA		1,179	27,708	(a)
Genesis Energy Ltd.		6,842	9,970	(a)
Kansai Electric Power Co. Inc.		2,600	31,979	(a)
Total Electric Utilities			69,657
Independent Power and Renewable Electricity Producers — 0.1%
Uniper SE		357	6,009	*(a)
Total Utilities			75,666
Total Investments before Short-Term Investments (Cost — $5,521,839)			6,248,230

	Rate
Short-Term Investments — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $406,378)	0.634%	406,378	406,378
Total Investments — 100.7% (Cost — $5,928,217#)			6,654,608
Liabilities in Excess of Other Assets — (0.7)%			(48,529)
Total Net Assets — 100.0%			$6,606,079

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
RSP	— Retail Selling Price

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Summary of Investments by Country**
United States	27.6%
Japan	20.0
United Kingdom	11.5
Canada	8.0
Australia	4.4
Germany	3.1
Spain	3.0
Switzerland	2.6
Sweden	2.0
Denmark	1.8
Netherlands	1.8
Israel	1.4
France	1.4
Italy	0.9
Malta	0.7
Finland	0.6
India	0.6
Swaziland	0.6
Belgium	0.6
Austria	0.5
Norway	0.3
Russia	0.3
New Zealand	0.2
Short-Term Investments	6.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2017 and are subject to change.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short‡ — (94.6)%
Consumer Discretionary — (18.8)%
Auto Components — (0.2)%
Toyota Industries Corp.	(300)	$(14,954	) (a)
Automobiles — (1.3)%
Daimler AG, Registered Shares	(349)	(25,774	) (a)
Tesla Inc.	(93)	(25,882	) *
Volkswagen AG	(215)	(31,321	) (a)
Total Automobiles		(82,977)
Distributors — (0.3)%
Core-Mark Holding Co. Inc.	(652)	(20,336)
Hotels, Restaurants & Leisure — (6.5)%
Accor SA	(793)	(33,038	) (a)
Chipotle Mexican Grill Inc.	(50)	(22,276	) *
Domino’s Pizza Enterprises Ltd.	(476)	(21,112	) (a)
Elior Group	(888)	(20,131	) (a)
Fiesta Restaurant Group Inc.	(840)	(20,328	) *
Greene King PLC	(2,793)	(24,550	) (a)
GVC Holdings PLC	(3,523)	(32,377	) (a)
H.I.S. Co., Ltd.	(1,100)	(25,749	) (a)
ILG Inc.	(1,555)	(32,593)
Kona Grill Inc.	(942)	(5,935	) *
Oriental Land Co., Ltd.	(400)	(22,962	) (a)
Shake Shack Inc., Class A Shares	(407)	(13,594	) *
TABCORP Holdings Ltd.	(7,974)	(28,902	) (a)
Tatts Group Ltd.	(8,296)	(28,065	) (a)
Whitbread PLC	(687)	(34,069	) (a)
Wynn Resorts Ltd.	(286)	(32,778)
Yoshinoya Holdings Co., Ltd.	(2,100)	(30,563	) (a)
Total Hotels, Restaurants & Leisure		(429,022)
Household Durables — (1.3)%
Foster Electric Co., Ltd.	(800)	(13,752	) (a)
TomTom NV	(3,687)	(35,901	) *(a)
TRI Pointe Group Inc.	(2,672)	(33,507	) *
Total Household Durables		(83,160)
Internet & Direct Marketing Retail — (0.9)%
Ocado Group PLC	(3,099)	(9,358	) *(a)
Rakuten Inc.	(2,900)	(29,101	) (a)
Yoox Net-A-Porter Group SpA	(984)	(23,430	) *(a)
Total Internet & Direct Marketing Retail		(61,889)

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Leisure Products — (1.0)%
Amer Sports OYJ	(999)	$(22,587	) (a)
Shimano Inc.	(200)	(29,251	) (a)
Universal Entertainment Corp.	(500)	(15,995	) (a)
Total Leisure Products		(67,833)
Media — (3.4)%
Axel Springer SE	(683)	(37,735	) (a)
Corus Entertainment Inc., Class B Shares	(1,500)	(14,731)
Dentsu Inc.	(500)	(27,195	) (a)
JCDecaux SA	(394)	(13,886	) (a)
Pearson PLC	(3,976)	(33,915	) (a)
ProSiebenSat.1 Media SE	(603)	(26,699	) (a)
REA Group Ltd.	(749)	(33,831	) (a)
Telenet Group Holding NV	(639)	(38,004	) *(a)
Total Media		(225,996)
Multiline Retail — (1.5)%
Don Quijote Holdings Co., Ltd.	(1,000)	(34,733	) (a)
J. Front Retailing Co., Ltd.	(2,200)	(32,702	) (a)
Marui Group Co., Ltd.	(2,100)	(28,604	) (a)
Total Multiline Retail		(96,039)
Specialty Retail — (0.7)%
Hennes & Mauritz AB, Class B Shares	(1,066)	(27,204	) (a)
Sports Direct International PLC	(5,068)	(19,544	) *(a)
Total Specialty Retail		(46,748)
Textiles, Apparel & Luxury Goods — (1.7)%
Luxottica Group SpA	(688)	(37,979	) (a)
Salvatore Ferragamo SpA	(634)	(18,992	) (a)
Seiko Holdings Corp.	(3,000)	(12,301	) (a)
Swatch Group AG	(62)	(22,160	) (a)
Under Armour Inc., Class A Shares	(352)	(6,963	) *
Under Armour Inc., Class C Shares	(773)	(14,146	) *
Total Textiles, Apparel & Luxury Goods		(112,541)
Total Consumer Discretionary		(1,241,495)
Consumer Staples — (6.4)%
Beverages — (2.9)%
Anheuser-Busch InBev SA	(254)	(27,904	) (a)
Britvic PLC	(4,438)	(36,028	) (a)
Brown-Forman Corp., Class B Shares	(706)	(32,603)
Coca-Cola European Partners PLC	(941)	(35,466)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Beverages — continued
Cott Corp.	(1,800)	$(22,279)
MGP Ingredients Inc.	(709)	(38,449)
Total Beverages		(192,729)
Food & Staples Retailing — (0.7)%
Carrefour SA	(1,241)	(29,280	) (a)
ICA Gruppen AB	(399)	(13,622	) (a)
Total Food & Staples Retailing		(42,902)
Food Products — (1.5)%
CALBEE Inc.	(900)	(30,749	) (a)
Snyder’s-Lance Inc.	(748)	(30,152)
SunOpta Inc.	(5,508)	(38,281	) *
Total Food Products		(99,182)
Personal Products — (1.3)%
Coty Inc., Class A Shares	(1,636)	(29,661)
Ontex Group NV	(1,068)	(34,295	) (a)
Shiseido Co., Ltd.	(900)	(23,729	) (a)
Total Personal Products		(87,685)
Total Consumer Staples		(422,498)
Energy — (7.4)%
Energy Equipment & Services — (0.2)%
SEACOR Holdings Inc.	(209)	(14,461	) *
Oil, Gas & Consumable Fuels — (7.2)%
AltaGas Ltd.	(1,200)	(27,793)
Birchcliff Energy Ltd.	(4,400)	(25,013)
DHT Holdings Inc.	(3,653)	(16,329)
EQT Corp.	(276)	(16,864)
Euronav NV	(2,322)	(18,573	) (a)
Genesis Energy LP	(960)	(31,123)
Kosmos Energy Ltd.	(4,210)	(28,039	) *
MPLX LP	(909)	(32,797)
Nippon Gas Co., Ltd.	(1,000)	(29,213	) (a)
Pembina Pipeline Corp.	(1,000)	(31,688)
Plains GP Holdings LP, Class A Shares	(552)	(17,255)
PrairieSky Royalty Ltd.	(1,300)	(27,430)
Royal Dutch Shell PLC, Class A Shares	(861)	(22,614)
RSP Permian Inc.	(485)	(20,093	) *
Spartan Energy Corp.	(8,900)	(17,802	) *
SRC Energy Inc.	(2,760)	(23,294	) *

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Teekay Corp.	(3,645)	$(33,352)
Tullow Oil PLC	(9,156)	(26,909	) *(a)
Veresen Inc.	(2,700)	(29,845)
Total Oil, Gas & Consumable Fuels		(476,026)
Total Energy		(490,487)
Financials — (7.2)%
Banks — (4.3)%
Ameris Bancorp	(441)	(20,330)
Banco Popular Espanol SA	(17,531)	(17,019	) (a)
Bank of Queensland Ltd.	(3,523)	(32,714	) (a)
BNC Bancorp	(675)	(23,659)
Commerzbank AG	(3,446)	(31,140	) (a)
Commonwealth Bank of Australia	(220)	(14,431	) (a)
First Financial Bankshares Inc.	(346)	(13,875)
Jyske Bank A/S, Registered Shares	(454)	(22,951	) (a)
Royal Bank of Scotland Group PLC	(11,662)	(35,378	) *(a)
Standard Chartered PLC	(4,573)	(43,765	) *(a)
Svenska Handelsbanken AB, Class A Shares	(891)	(12,221	) (a)
Unione di Banche Italiane SpA	(4,586)	(17,499	) (a)
Total Banks		(284,982)
Capital Markets — (1.2)%
BGC Partners Inc., Class A Shares	(1,415)	(16,075)
Hargreaves Lansdown PLC	(1,608)	(26,224	) (a)
Nex Group PLC	(3,193)	(22,713	) (a)
WisdomTree Investments Inc.	(1,429)	(12,975)
Total Capital Markets		(77,987)
Consumer Finance — (1.2)%
Aiful Corp.	(9,200)	(27,088	) *(a)
Orient Corp.	(16,500)	(29,779	) (a)
Santander Consumer USA Holdings Inc.	(1,680)	(22,377	) *
Total Consumer Finance		(79,244)
Diversified Financial Services — (0.5)%
AMP Ltd.	(7,710)	(30,436	) (a)
Total Financials		(472,649)
Health Care — (6.5)%
Health Care Equipment & Supplies — (2.6)%
Cerus Corp.	(1,948)	(8,669	) *
Coloplast A/S, Class B Shares	(406)	(31,707	) (a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
DexCom Inc.	(162)	$(13,726	) *
Endologix Inc.	(2,701)	(19,555	) *
Getinge AB, Class B Shares	(1,095)	(19,222	) (a)
Olympus Corp.	(900)	(34,692	) (a)
Penumbra Inc.	(219)	(18,275	) *
Sysmex Corp.	(400)	(24,309	) (a)
Total Health Care Equipment & Supplies		(170,155)
Health Care Providers & Services — (1.0)%
Acadia Healthcare Co. Inc.	(342)	(14,911	) *
Healthscope Ltd.	(14,291)	(24,765	) (a)
Mediclinic International PLC	(3,142)	(28,011	) (a)
Total Health Care Providers & Services		(67,687)
Health Care Technology — (0.2)%
athenahealth Inc.	(98)	(11,043	) *
Life Sciences Tools & Services — (0.2)%
Pacific Biosciences of California Inc.	(2,730)	(14,114	) *
Pharmaceuticals — (2.5)%
Achaogen Inc.	(1,746)	(44,052	) *
Aerie Pharmaceuticals Inc.	(408)	(18,503	) *
AstraZeneca PLC	(243)	(14,934	) (a)
Chugai Pharmaceutical Co., Ltd.	(900)	(30,999	) (a)
Hikma Pharmaceuticals PLC	(1,278)	(31,696	) (a)
Medicines Co.	(559)	(27,335	) *
Total Pharmaceuticals		(167,519)
Total Health Care		(430,518)
Industrials — (16.6)%
Aerospace & Defense — (1.4)%
Cobham PLC	(19,528)	(32,560	) (a)
Cubic Corp.	(654)	(34,532)
Mercury Systems Inc.	(602)	(23,508	) *
Total Aerospace & Defense		(90,600)
Air Freight & Logistics — (0.5)%
Bolloré	(9,290)	(35,973	) (a)
Airlines — (0.5)%
easyJet PLC	(2,803)	(36,033	) (a)
Commercial Services & Supplies — (1.6)%
Aggreko PLC	(2,922)	(32,348	) (a)
Clean Harbors Inc.	(317)	(17,631	) *

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Commercial Services & Supplies — continued
Healthcare Services Group Inc.	(794)	$(34,213)
Team Inc.	(871)	(23,561	) *
Total Commercial Services & Supplies		(107,753)
Construction & Engineering — (0.3)%
Carillion PLC	(5,965)	(16,667	) (a)
Electrical Equipment — (0.5)%
Acuity Brands Inc.	(95)	(19,380)
Nordex SE	(1,119)	(15,626	) *(a)
Total Electrical Equipment		(35,006)
Industrial Conglomerates — (0.7)%
DCC PLC	(251)	(22,103	) (a)
Keihan Holdings Co., Ltd.	(4,000)	(24,511	) (a)
Total Industrial Conglomerates		(46,614)
Machinery — (3.9)%
Burckhardt Compression Holding AG	(54)	(14,624	) (a)
Ebara Corp.	(1,100)	(36,019	) (a)
FANUC Corp.	(200)	(41,105	) (a)
Krones AG	(213)	(23,893	) (a)
Nachi-Fujikoshi Corp.	(8,000)	(41,156	) (a)
NGK Insulators Ltd.	(1,600)	(36,320	) (a)
OC Oerlikon Corp. AG, Registered Shares	(1,683)	(17,983	) *(a)
OSG Corp.	(1,100)	(22,552	) (a)
Proto Labs Inc.	(524)	(26,776	) *
Total Machinery		(260,428)
Professional Services — (1.5)%
Capita PLC	(4,725)	(33,458	) (a)
Nihon M&A Center Inc.	(1,000)	(32,568	) (a)
Stantec Inc.	(1,300)	(33,735)
Total Professional Services		(99,761)
Road & Rail — (2.5)%
DSV A/S	(672)	(34,825	) (a)
Keio Corp.	(4,000)	(31,738	) (a)
Nagoya Railroad Co., Ltd.	(5,000)	(22,552	) (a)
Nankai Electric Railway Co., Ltd.	(5,000)	(24,374	) (a)
Odakyu Electric Railway Co., Ltd.	(700)	(13,644	) (a)
Werner Enterprises Inc.	(1,336)	(35,003)
Total Road & Rail		(162,136)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Trading Companies & Distributors — (1.8)%
Brenntag AG	(344)	$(19,294	) (a)
MISUMI Group Inc.	(2,200)	(39,867	) (a)
Monotaro Co., Ltd.	(1,000)	(30,962	) (a)
Travis Perkins PLC	(1,387)	(26,311	) (a)
Total Trading Companies & Distributors		(116,434)
Transportation Infrastructure — (1.4)%
Aeroports de Paris	(294)	(36,329	) (a)
Macquarie Infrastructure Corp.	(255)	(20,548)
Transurban Group	(3,902)	(34,774	) (a)
Total Transportation Infrastructure		(91,651)
Total Industrials		(1,099,056)
Information Technology — (11.9)%
Communications Equipment — (1.9)%
Infinera Corp.	(2,490)	(25,473	) *
Nokia OYJ	(6,842)	(36,918	) (a)
Telefonaktiebolaget LM Ericsson, Class B Shares	(5,589)	(37,338	) (a)
ViaSat Inc.	(402)	(25,655	) *
Total Communications Equipment		(125,384)
Electronic Equipment, Instruments & Components — (2.9)%
Ai Holdings Corp.	(1,100)	(26,176	) (a)
Alps Electric Co., Ltd.	(1,200)	(34,154	) (a)
Halma PLC	(1,920)	(24,633	) (a)
Mesa Laboratories Inc.	(260)	(31,902)
TDK Corp.	(500)	(31,761	) (a)
Universal Display Corp.	(500)	(43,050)
Total Electronic Equipment, Instruments & Components		(191,676)
Internet Software & Services — (1.2)%
Aconex Ltd.	(6,310)	(18,931	) *(a)
Envestnet Inc.	(687)	(22,190	) *
Pandora Media Inc.	(1,344)	(15,873	) *
Twilio Inc., Class A Shares	(659)	(19,025	) *
Total Internet Software & Services		(76,019)
IT Services — (0.9)%
Global Payments Inc.	(166)	(13,393)
InterXion Holding NV	(843)	(33,349	) *
Tieto OYJ	(474)	(12,918	) (a)
Total IT Services		(59,660)

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — (2.3)%
ams AG	(748)	$(40,442	) (a)
Cavium Inc.	(580)	(41,563	) *
Sumco Corp.	(2,400)	(40,184	) (a)
U-Blox Holding AG	(141)	(31,040	) *(a)
Total Semiconductors & Semiconductor Equipment		(153,229)
Software — (2.2)%
Blackbaud Inc.	(459)	(35,192)
Capcom Co., Ltd.	(1,400)	(27,386	) (a)
Ellie Mae Inc.	(296)	(29,680	) *
Ultimate Software Group Inc.	(169)	(32,990	) *
Workday Inc., Class A Shares	(271)	(22,569	) *
Total Software		(147,817)
Technology Hardware, Storage & Peripherals — (0.5)%
Diebold Nixdorf Inc.	(1,083)	(33,248)
Total Information Technology		(787,033)
Materials — (11.2)%
Chemicals — (5.3)%
Air Liquide SA	(311)	(35,536	) (a)
Balchem Corp.	(453)	(37,336)
CF Industries Holdings Inc.	(850)	(24,948)
CHR Hansen Holding A/S	(210)	(13,470	) (a)
Croda International PLC	(469)	(20,960	) (a)
DuluxGroup Ltd.	(2,819)	(14,058	) (a)
Essentra PLC	(4,593)	(30,214	) (a)
Givaudan SA, Registered Shares	(18)	(32,421	) (a)
K&S AG, Registered Shares	(814)	(18,922	) (a)
Kansai Paint Co., Ltd.	(1,600)	(34,017	) (a)
LSB Industries Inc.	(1,079)	(10,121	) *
Nippon Paint Holdings Co., Ltd.	(900)	(31,353	) (a)
Potash Corp. of Saskatchewan Inc.	(718)	(12,263)
Symrise AG	(552)	(36,710	) (a)
Total Chemicals		(352,329)
Containers & Packaging — (1.1)%
Ball Corp.	(415)	(30,818)
CCL Industries Inc., Class B Shares	(100)	(21,817)
Huhtamaki OYJ	(547)	(19,477	) (a)
Total Containers & Packaging		(72,112)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Security	Shares	Value
Metals & Mining — (4.2)%
Compass Minerals International Inc.	(227)	$(15,402)
Ferroglobe Representation & Warranty Insurance Trust	(3,569)	0	*(a)(c)(d)
Franco-Nevada Corp.	(300)	(19,653)
Iluka Resources Ltd.	(4,959)	(28,851	) (a)
Independence Group NL	(7,113)	(19,440	) (a)
MAG Silver Corp.	(1,200)	(15,710	) *
Novagold Resources Inc.	(3,700)	(17,974	) *
Osisko Gold Royalties Ltd.	(3,100)	(34,454)
Pretium Resources Inc.	(3,200)	(34,314	) *
Richmont Mines Inc.	(2,300)	(16,309	) *
Silver Wheaton Corp.	(1,500)	(31,256)
Tahoe Resources Inc.	(1,400)	(11,243)
Turquoise Hill Resources Ltd.	(10,200)	(31,140	) *
Total Metals & Mining		(275,746)
Paper & Forest Products — (0.6)%
Metsa Board OYJ	(2,171)	(13,408	) (a)
Stella-Jones Inc.	(1,000)	(29,402)
Total Paper & Forest Products		(42,810)
Total Materials		(742,997)
Real Estate — (6.3)%
Equity Real Estate Investment Trusts (REITs) — (4.9)%
Advance Residence Investment Corp.	(7)	(19,138	) (a)
Agree Realty Corp.	(416)	(19,951)
Alexandria Real Estate Equities Inc.	(264)	(29,177)
Cousins Properties Inc.	(3,747)	(30,988)
Derwent London PLC	(484)	(17,064	) (a)
Equinix Inc.	(95)	(38,035)
Great Portland Estates PLC	(4,224)	(34,419	) (a)
Japan Prime Realty Investment Corp.	(4)	(15,488	) (a)
Japan Retail Fund Investment Corp.	(7)	(13,740	) (a)
Nippon Building Fund Inc.	(2)	(10,938	) (a)
Shaftesbury PLC	(2,722)	(31,165	) (a)
United Urban Investment Corp.	(16)	(24,574	) (a)
Weyerhaeuser Co.	(1,064)	(36,155)
Total Equity Real Estate Investment Trusts (REITs)		(320,832)

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2017 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Real Estate Management & Development — (1.4)%
Capital & Counties Properties PLC	(9,310)	$(33,896	) (a)
Relo Group Inc.	(2,000)	(33,155	) (a)
Swiss Prime Site AG, Registered Shares	(300)	(26,406	) *(a)
Total Real Estate Management & Development		(93,457)
Total Real Estate		(414,289)
Telecommunication Services — (1.4)%
Diversified Telecommunication Services — (1.1)%
Iliad SA	(135)	(30,212	) (a)
SFR Group SA	(1,226)	(38,572	) *(a)
Total Diversified Telecommunication Services		(68,784)
Wireless Telecommunication Services — (0.3)%
Drillisch AG	(417)	(21,190	) (a)
Total Telecommunication Services		(89,974)
Utilities — (0.9)%
Electric Utilities — (0.4)%
Hokkaido Electric Power Co. Inc.	(3,400)	(25,750	) (a)
Water Utilities — (0.5)%
California Water Service Group	(912)	(32,695)
Total Utilities		(58,445)
Total Securities Sold Short (Proceeds — $(6,158,062))		$(6,249,441)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Value is less than $1.

(d)	Security is valued using significant unobservable inputs.

Summary of Securities Sold Short by Country±
United States	28.8%
Japan	21.0
United Kingdom	12.1
Canada	8.5
Australia	5.3
Germany	4.6
France	4.4
Switzerland	2.3
Belgium	1.9
Sweden	1.8
Finland	1.7
Denmark	1.6

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country± (continued)
Italy	1.6%
Netherlands	1.5
Austria	0.6
Bermuda	0.5
Isle of Man	0.5
Jordan	0.5
South Africa	0.5
Spain	0.3
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2017 and are subject to change.

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	777,370	GBP	628,000	Bank of New York	4/21/17	$(9,763)
USD	1,187,336	JPY	133,700,000	Bank of New York	4/21/17	(14,310)
USD	474,669	CAD	633,000	Citibank N.A.	4/21/17	(1,451)
USD	253,878	AUD	330,000	Northern Trust Co.	4/21/17	1,835
USD	727,489	EUR	676,000	Northern Trust Co.	4/21/17	5,787
Total						$(17,902)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $5,928,217)	$6,654,608
Foreign currency, at value (Cost — $7,573)	7,597
Foreign cash collateral held at broker for securities sold short (Cost — $4,110,463)	4,253,181
Deposits with brokers for securities sold short	1,959,696
Dividends and interest receivable	23,163
Receivable from investment manager	10,932
Unrealized appreciation on forward foreign currency contracts	7,622
Prepaid expenses	30,304
Total Assets	12,947,103

Liabilities:
Investments sold short, at value (proceeds received — $6,158,062)	6,249,441
Unrealized depreciation on forward foreign currency contracts	25,524
Dividends payable on securities sold short	14,245
Trustees’ fees payable	74
Service and/or distribution fees payable	21
Accrued expenses	51,719
Total Liabilities	6,341,024
Total Net Assets	$6,606,079

Net Assets:
Par value (Note 6)	$7
Paid-in capital in excess of par value	6,498,993
Accumulated net investment loss	(200,208)
Accumulated net realized loss on investments, short sales and foreign currency transactions	(452,513)
Net unrealized appreciation on investments, short sales and foreign currencies	759,800
Total Net Assets	$6,606,079

Net Assets:
Class A	$100,834
Class I	$1,619,487
Class IS	$4,885,758

Shares Outstanding:
Class A	10,010
Class I	160,179
Class IS	482,964

Net Asset Value:
Class A	$10.07
Class I	$10.11
Class IS	$10.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.68

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends	$55,125
Interest	1,025
Less: Foreign taxes withheld	(5,358)
Total Investment Income	50,792

Expenses:
Dividend expense on securities sold short	60,643
Investment management fee (Note 2)	30,641
Offering costs (Note 1)	28,184
Audit and tax fees	20,751
Registration fees	19,915
Custody fees	19,218
Shareholder reports	9,483
Fund accounting fees	8,787
Interest expense on securities sold short	6,477
Legal fees	6,307
Transfer agent fees (Note 5)	530
Trustees’ fees	357
Insurance	210
Service and/or distribution fees (Notes 2 and 5)	124
Miscellaneous expenses	2,898
Total Expenses	214,525
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(111,535)
Net Expenses	102,990
Net Investment Loss	(52,198)

Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(375,855)
Securities sold short	273,545
Foreign currency transactions	192,434
Net Realized Gain	90,124
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	369,258
Securities sold short	12,643
Foreign currencies	(116,266)
Change in Net Unrealized Appreciation (Depreciation)	265,635
Net Gain on Investments, Short Sales and Foreign Currency Transactions	355,759
Increase in Net Assets From Operations	$303,561

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Period Ended September 30, 2016	2017	2016[1]

Operations:
Net investment loss	$(52,198)	$(79,685)
Net realized gain (loss)	90,124	(647,062)
Change in net unrealized appreciation (depreciation)	265,635	494,165
Increase (Decrease) in Net Assets From Operations	303,561	(232,582)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	30,100	6,505,000
Increase in Net Assets From Fund Share Transactions	30,100	6,505,000
Increase in Net Assets	333,661	6,272,418

Net Assets:
Beginning of period	6,272,418	—
End of period*	$6,606,079	$6,272,418
*Includes accumulated net investment loss of:	$(200,208)	$(148,010)

[1]	For the period November 30, 2015 (inception date) to September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$9.62	$10.00

Income (loss) from operations:
Net investment loss	(0.10)	(0.16)
Net realized and unrealized gain (loss)	0.55	(0.22)
Total income (loss) from operations	0.45	(0.38)

Net asset value, end of period	$10.07	$9.62
Total return[4]	4.68%	(3.80)%

Net assets, end of period (000s)	$101	$96

Ratios to average net assets:
Gross expenses[5]	6.94%	9.69%
Net expenses[5,6,7]	3.51	4.09
Net investment loss[5]	(1.93)	(1.97)

Portfolio turnover rate[8]	71%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 140% for the six months ended March 31, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$9.64	$10.00

Income (loss) from operations:
Net investment loss	(0.08)	(0.11)
Net realized and unrealized gain (loss)	0.55	(0.25)
Total income (loss) from operations	0.47	(0.36)

Net asset value, end of period	$10.11	$9.64
Total return[4]	4.77%	(3.50)%

Net assets, end of period (000s)	$1,619	$1,545

Ratios to average net assets:
Gross expenses[5]	6.65%	9.01%
Net expenses[5,6,7]	3.21	3.99
Net investment loss[5]	(1.64)	(1.36)

Portfolio turnover rate[8]	71%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 140% for the six months ended March 31, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2017 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$9.65	$10.00

Income (loss) from operations:
Net investment loss	(0.08)	(0.14)
Net realized and unrealized gain (loss)	0.55	(0.21)
Total income (loss) from operations	0.47	(0.35)

Net asset value, end of period	$10.12	$9.65
Total return[4]	4.87%	(3.50)%

Net assets, end of period (000s)	$4,886	$4,631

Ratios to average net assets:
Gross expenses[5]	6.64%	9.40%
Net expenses[5,6,7]	3.18	3.78
Net investment loss[5]	(1.61)	(1.66)

Portfolio turnover rate[8]	71%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 140% for the six months ended March 31, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

QS Global Market Neutral Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	QS Global Market Neutral Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$455,651	$771,395	—	$1,227,046
Consumer staples	145,865	321,792	—	467,657
Energy	187,966	290,014	—	477,980
Financials	201,936	406,853	—	608,789
Health care	318,009	98,514	—	416,523
Industrials	291,607	869,740	—	1,161,347
Information technology	477,925	332,508	—	810,433
Materials	214,582	494,251	—	708,833
Real estate	125,627	83,626	—	209,253
Telecommunication services	29,188	55,515	—	84,703
Utilities	—	75,666	—	75,666
Total long-term investments	2,448,356	3,799,874	—	6,248,230
Short-term investments†	406,378	—	—	406,378
Total investments	$2,854,734	$3,799,874	—	$6,654,608
Other financial instruments:
Forward foreign currency contracts	—	7,622	—	7,622
Total other financial instruments	—	$7,622	—	$7,622
Total	$2,854,734	$3,807,496	—	$6,662,230

QS Global Market Neutral Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Securities sold short†:
Common stocks:
Consumer discretionary	$243,069	$998,426	—		$1,241,495
Consumer staples	226,891	195,607	—		422,498
Energy	415,792	74,695	—		490,487
Financials	109,291	363,358	—		472,649
Health care	190,183	240,335	—		430,518
Industrials	268,887	830,169	—		1,099,056
Information technology	425,152	361,881	—		787,033
Materials	394,160	348,837	$0	*	742,997
Real estate	154,306	259,983	—		414,289
Telecommunication services	—	89,974	—		89,974
Utilities	32,695	25,750	—		58,445
Total securities sold short	2,460,426	3,789,015	0	*	6,249,441
Forward foreign currency contracts	—	25,524	—		25,524
Total	$2,460,426	$3,814,539	$0	*	$6,274,965

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the six months ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $3,799,874 and securities sold short valued at $3,789,015 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

34	QS Global Market Neutral Fund 2017 Semi-Annual Report

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

QS Global Market Neutral Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

36	QS Global Market Neutral Fund 2017 Semi-Annual Report

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of March 31, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $25,524. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

QS Global Market Neutral Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.55%, 1.20%

38	QS Global Market Neutral Fund 2017 Semi-Annual Report

and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $111,535.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires September 30, 2019	$4,572	$47,617	$220,370
Expires September 30, 2020	1,698	27,340	82,497
Total fee waivers/expense reimbursements subject to recapture	$6,270	$74,957	$302,867

For the six months ended March 31, 2017, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (”LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2017, LMIS and its affiliates did not retain any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2017, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2017, Legg Mason and its affiliates owned 77% of the Fund.

QS Global Market Neutral Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$4,266,530
Sales	4,362,155

*	Excluding securities sold short and covers on securities sold short in the amount of $4,416,664 and $4,138,173 respectively.

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$847,549
Gross unrealized depreciation	(121,158)
Net unrealized appreciation	$726,391

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2017.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$7,622

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$25,524

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$186,787

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

40	QS Global Market Neutral Fund 2017 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(16,459)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended March 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$24,379
Forward foreign currency contracts (to sell)	3,281,178

†	At March 31, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at March 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$7,622	—	$7,622

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at March 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$25,524	—	$25,524

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$124	$29
Class I	—	167
Class IS	—	334
Total	$124	$530

QS Global Market Neutral Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,698
Class I	27,340
Class IS	82,497
Total	$111,535

6. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016[1]
	Shares	Amount	Shares	Amount
Class A
Shares sold	10	$100	10,000	$100,000
Net increase	10	$100	10,000	$100,000

Class I
Shares sold	—	—	160,179	$1,605,000
Net increase	—	—	160,179	$1,605,000

Class IS
Shares sold	2,964	$30,000	480,000	$4,800,000
Net increase	2,964	$30,000	480,000	$4,800,000

[1]	For the period November 30, 2015 (inception date) to September 30, 2016.

7. Deferred capital losses

As of September 30, 2016, the Fund had deferred capital losses of $442,059, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

42	QS Global Market Neutral Fund 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the sub-advisory agreement between the Manager and QS Investors, LLC (“QS”) and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such sub-advisory agreement. (Each sub-advisory agreement is referred to as a “Sub-Advisory Agreement.”) QS and Western Asset are each referred to herein as a “Sub-Adviser.” (The Management and Sub-Advisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 13, 2016, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Sub-Advisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2016 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 2, 2016.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset under the Management and Sub-Advisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Sub-Advisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of

QS Global Market Neutral Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers and the services rendered by the Manager and the Sub-Advisers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered QS’s brokerage policies and practices, the standards applied to seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

Since the Fund commenced operations on November 30, 2015, the Board concluded that there was not a sufficient period on which to judge performance.

The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and QS, respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee to zero) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and QS charged any of its U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed by affiliated advisers in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

44	QS Global Market Neutral Fund

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that Contractual and Actual Management Fees were lower than median (first quintile) and that the actual expense ratio for the Class IS Shares was lower than the Broadridge expense group median (second quintile) and average and lower than the expense universe median.

With respect to profitability, the Board noted that the Fund commenced operations on November 30, 2015 and that, since Legg Mason’s profitability study is based on financial information and business data for the 12 months ended March 31, 2016, the information was based on a four-month period. The Board determined that the profitability was not excessive in light of the nature, extent and quality of services provided.

The Board received and considered information regarding whether there have been economies of scale with respect to management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2016 fiscal year. Given the asset size of the Fund and the complex and waivers, the Board concluded that, although there were no current breakpoints, any anticipated economies of scale were appropriately reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the cost of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interest of the Fund.

QS Global Market Neutral Fund	45

QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/17 SR17-3060

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017